Waddell & Reed Advisors Funds
                    Municipal Bond Fund

                    Semiannual
                    Report
                    --------------
                    March 31, 2003

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        39     Statement of Assets and Liabilities

        40     Statement of Operations

        41     Statement of Changes in Net Assets

        42     Financial Highlights

        46     Notes to Financial Statements

        52     Independent Auditors' Report

        53     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal Bond Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF MUNICIPAL BOND FUND
-----------------------------------------------------------------
     March 31, 2003


Dear Shareholder,


Enclosed is our report on your Fund's operations for the six months ended March 31, 2003.

While the last six months brought the onset of war with Iraq, along with the continuation of geopolitical turmoil, we did see some positive economic news during the period. The U.S. economy has been resilient, despite enduring many challenges.

Two primary things occurred over the last six months that positively affected the financial markets. First, the Federal Reserve reduced short-term interest rates on November 6 to 1.25 percent, the lowest level in many years. Second, when war did break out in mid-March, the markets rose, anticipating a favorable resolution. Uncertainty continues to weigh on the markets, however, in terms of the ultimate outcome of the war and the direction and strength of the economy.

While we do expect equity market volatility to continue for the near term, the underlying trends lead us to believe that the prospects for stocks are positive. We anticipate some form of tax relief later in 2003, both in terms of the acceleration of tax reductions in place since 2002 and, hopefully, relief on the double taxation of dividends. We believe the equity markets have the potential for positive returns in 2003.

By March 31, the primary equity indexes had in fact turned in positive results, although the uncertainty surrounding the war and economic conditions remains a wild-card factor going forward. For the last six months, the S&P 500 Index increased 5.04 percent. The other two major indexes had slightly better returns, with the Nasdaq Composite Index increasing 14.43 percent over the last six months and the Dow Jones Industrial Average increasing 6.89 percent for the period.

Bonds also generally had positive returns during the period, although they were not quite as strong as stocks, as evidenced by the Citigroup Broad Investment Grade Index's increase of 3.03 percent for the period. Low and declining inflation rates and an accommodative Federal Reserve have aided bond performance over the last six months.

The very nature of U.S. financial markets is one of fluctuation. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for investors to have a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investments on a regular basis to ensure that they adhere to current risk tolerance and are adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market gyrations. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Municipal Bond Fund

GOAL
To seek to provide income that is not subject to Federal income tax. (Income may be subject to state and local taxes and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy
Invests primarily in tax-exempt municipal bonds, mainly of investment grade. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded
1976

Scheduled Dividend Frequency
Monthly

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended March 31, 2003
---------------------------------------
Dividends paid                   $0.13
                                 =====

Net asset value on
    3-31-03                     $ 7.03
    9-30-02                       7.14
                                ------
Change per share                $(0.11)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 3-31-03     4.78%        9.43%           4.53%         8.53%
 5-year period
  ended 3-31-03     3.14%        4.04%            ---           ---
10-year period
  ended 3-31-03     5.05%        5.51%            ---           ---
Since inception
  of Class (F)       ---          ---            3.96%         4.73%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-5-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period           Class C (B)  Class Y(C)
------            ----------  ----------
1-year period
  ended 3-31-03     8.51%        9.64%
 5-year period
  ended 3-31-03      ---          ---
10-year period
  ended 3-31-03      ---          ---
Since inception
  of Class(D)       4.72%        3.83%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-7-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
--------------------------------------------------------------
Portfolio Highlights

On March 31, 2003, Waddell & Reed Advisors Municipal Bond Fund, Inc. had net assets totaling $769,207,242 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal Bond Fund, Inc., for every $100 you had invested on March 31, 2003, your Fund owned:

 $13.45   Other Municipal Bonds
  11.76   School General Obligation Bonds
  10.63   Housing Revenue Bonds
   9.20   Hospital Revenue Bonds
   9.16   Lease/Certificate of Participation Bonds
   7.94   Transportation Revenue Bonds
   7.12   Public Power Revenue Bonds
   6.41   Airport Revenue Bonds
   5.64   Water and Sewer Revenue Bonds
   4.43   Special Tax Bonds
   3.81   City General Obligation Bonds
   3.33   Education Revenue
   3.30   State General Obligation Bonds
   2.93   Student Loan Bonds
   0.89   Cash and Cash Equivalents


                   2003 TAX YEAR TAXABLE EQUIVALENT YIELDS(1)
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   Return              Return    Bracket Is  3%    4%    5%    6%

$      0- 12,000  $      0-  6,000          10% 3.33% 4.44% 5.56% 6.67%

$ 12,001- 47,450     6,001- 28,400          15% 3.53% 4.71% 5.88% 7.06%

$ 47,451-114,650  $ 28,401- 68,800          27% 4.11% 5.48% 6.85% 8.22%

$114,651-174,700  $ 68,801-143,500          30% 4.29% 5.71% 7.14% 8.57%

$174,701-311,950  $143,501-311,950          35% 4.62% 6.15% 7.69% 9.23%

$311,951 and above$311,951 and above      38.6% 4.89% 6.51% 8.14% 9.77%

(1)Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal Bond Fund, Inc.

THE INVESTMENTS OF MUNICIPAL BOND FUND
     March 31, 2003

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALASKA - 0.32%
Alaska Housing Finance Corporation,
 Housing Development Bonds, 1997
 Series B (AMT),
 5.8%, 12-1-29  ..........................   $ 2,390   $  2,445,520
                                                       ------------

ARIZONA - 3.84%
Certificates of Participation, Series 2003A,
 Evidencing Proportionate Interests of the Owners
 Thereof in Lease Payments to be Made By the
 Arizona School Facilities Board, as Lessee for
 Certain Real and Personal Property, Pursuant to
 a Lease-to Own Agreement,
 5.0%, 9-1-08  ...........................     5,000      5,607,350
Arizona Educational Loan Marketing Corporation
 (A Nonprofit Corporation Organized Pursuant
 to the Laws of the State of Arizona), 2001
 Educational Loan Revenue Bonds, 2001
 Senior Series A-2 Bonds,
 4.95%, 3-1-09  ..........................     5,000      5,337,150
City of Phoenix Civic Improvement Corporation:
 Junior Lien Water System Revenue Bonds,
 Series 2002,
 5.5%, 7-1-15  ...........................     2,000      2,271,180
 Senior Lien Airport Revenue Bonds,
 Series 2002B (AMT),
 5.75%, 7-1-14  ..........................     2,000      2,238,580
The Industrial Development Authority of the City
 of Phoenix, Arizona, The Industrial Development
 Authority of the County of Maricopa, Single Family
 Mortgage Revenue Bonds, Series 2002-1A,
 3.5%, 3-1-34  ...........................     3,525      3,906,088
Arizona Health Facilities Authority, Hospital
 Revenue Bonds (John C. Lincoln Health
 Network), Series 2000,
 6.875%, 12-1-20  ........................     2,500      2,696,350
Arizona Transportation Board, Highway Revenue
 Refunding Bonds, Series 2002A,
 5.25%, 7-1-13  ..........................     1,500      1,706,265
Arizona Tourism and Sports Authority, Tax Revenue
 Bonds (Multipurpose Stadium Facility Project),
 Series 2003A,
 5.375%, 7-1-19  .........................     1,120      1,232,493
Certificates of Participation, Series 2002A,
 Evidencing Proportionate Interests of the Owners
 Thereof in Lease Payments to be Made By the
 State of Arizona (Acting by and Through the
 Director of the Department of Administration),
 as Lessee for Certain Real and Personal Property,
 5.5%, 5-1-13  ...........................     1,000      1,140,170
Arizona Board of Regents, Arizona State
 University, System Revenue Refunding Bonds,
 Series 2002,
 5.5%, 7-1-14  ...........................     1,000      1,138,100
City of Mesa, Arizona, Utility Systems Revenue
 Refunding Bonds, Series 2002,
 5.25%, 7-1-17  ..........................     1,000      1,132,340
Certificates of Participation (Arizona State
 University Projects), Series 2002, Evidencing the
 Proportionate Interests of the Owners Thereof
 in Lease Payments to be Made Pursuant to a Lease-
 Purchase Agreement by the Arizona Board of Regents,
 as Lessee for the Benefit of Arizona State University,
 5.375%, 7-1-13  .........................     1,000      1,130,070
                                                       ------------
                                                         29,536,136
                                                       ------------

ARKANSAS - 1.53%
Board of Trustees of the University of Arkansas,
 Various Facility Revenue Bonds (Fayetteville
 Campus):
 Series 2001A (Tax-Exempt):
 5.5%, 12-1-17  ..........................     1,695      1,879,467
 5.5%, 12-1-16  ..........................     1,610      1,796,454
 Series 2002,
 5.0%, 12-1-07  ..........................     2,000      2,232,640
Arkansas Development Finance Authority:
 Wastewater System Revolving Loan Fund Revenue
 Bonds, 2001 Refunding Series A,
 5.5%, 12-1-13  ..........................     2,500      2,898,125
 Correction Facilities Revenue Refunding Bonds,
 2003 Series A,
 5.0%, 11-15-08  .........................     1,710      1,919,338
Jefferson County, Arkansas, Hospital Revenue
 Improvement and Refunding Bonds (Jefferson
 Regional Medical Center), Series 2001,
 5.8%, 6-1-21  ...........................     1,000      1,043,460
                                                       ------------
                                                         11,769,484
                                                       ------------

CALIFORNIA - 7.14%
State of California, Department of Water Resources:
 Power Supply Revenue Bonds, Series 2002A:
 5.25%, 5-1-07  ..........................     3,000      3,348,750
 5.5%, 5-1-08  ...........................     2,250      2,564,213
 Central Valley Project, Water System Revenue Bonds,
 Series X,
 5.5%, 12-1-16  ..........................     1,000      1,156,640
California Statewide Communities Development
 Authority, Hospital Revenue Certificates of
 Participation, Series 1992, Cedars-Sinai
 Medical Center,
 6.5%, 8-1-12  ...........................     5,200      6,110,416
Southern California Public Power Authority,
 Multiple Project Revenue Bonds, 1989 Series,
 6.75%, 7-1-12  ..........................     3,455      4,206,843
Foothill/Eastern Transportation Corridor Agency,
 Toll Road Refunding Revenue Bonds, Series 1999,
 Capital Appreciation Bonds,
 0.0%, 1-15-17  ..........................     7,500      3,713,925
State of California, General Obligation Bonds,
 6.0%, 2-1-15  ...........................     3,000      3,483,900
Long Beach Bond Finance Authority, Tax Allocation
 Revenue Bonds (Downtown, North Long Beach, Poly High
 and West Beach Redevelopment Project Areas),
 2002 Series A,
 5.375%, 8-1-15  .........................     2,505      2,801,843
City of Big Bear Lake, California, Department of
 Water and Power, 1996 Water Revenue Refunding Bonds,
 6.0%, 4-1-22  ...........................     2,000      2,388,940
County of Sacramento, Airport System Revenue Bonds,
 Series 2002A (Non-AMT),
 5.25%, 7-1-16  ..........................     2,080      2,287,584
Fremont Unified School District, Alameda County,
 California, Election of 2002 General Obligation
 Bonds, Series A,
 5.375%, 8-1-18  .........................     2,035      2,251,585
Fremont-Newark Community College District, Alameda
 County, California, Election of 2002 General
 Obligation Bonds, Series A:
 5.375%, 8-1-15  .........................     1,000      1,122,600
 5.375%, 8-1-16  .........................     1,000      1,115,000
Los Angeles Unified School District (County of
 Los Angeles, California), General Obligation
 Bonds, Election of 2002, Series A (2003),
 5.25%, 7-1-19  ..........................     2,000      2,159,400
Anaheim Union High School District (Orange County,
 California), Election of 2002 Series A General
 Obligation Bonds:
 5.375%, 8-1-17  .........................     1,000      1,106,110
 5.375%, 8-1-15  .........................       750        842,002
Chaffey Community College District, San Bernardino
 County, California, Tax-Exempt General Obligation
 Bonds, Series 2002A,
 5.25%, 7-1-15  ..........................     1,635      1,823,025
Salinas Union High School District, County of
 Monterey, California, General Obligation
 Bonds, 2002 Election, Series A,
 5.5%, 6-1-16  ...........................     1,350      1,535,639
City of Burbank, California, Burbank Water and
 Power, Electric Revenue Bonds, Series of 2002,
 5.375%, 6-1-18  .........................     1,380      1,519,821
California Rural Home Mortgage Finance
 Authority, Single Family Mortgage Revenue
 Bonds (Mortgage-Backed Securities Program),
 1998 Series B, Class 5,
 6.35%, 12-1-29  .........................     1,365      1,418,549
Delta Counties Home Mortgage Finance Authority
 (California), Single Family Mortgage Revenue
 Bonds (Mortgage-Backed Securities Program),
 1998 Series A,
 5.2%, 12-1-14  ..........................     1,265      1,344,467
City of Oceanside, 2003 Certificates of
 Participation (1993 Series A Refunding),
 Evidencing Undivided Proportionate Interests
 In Lease Payments To Be Made By the City of
 Oceanside Pursuant To a Lease With the
 Oceanside Public Financing Authority,
 5.0%, 4-1-10  ...........................     1,140      1,271,465
Banning Unified School District, General
 Obligation Bonds, 2002 Election, Series A
 (Riverside County, California),
 5.0%, 8-1-24(A)  ........................     1,185      1,213,748
San Gabriel Unified School District, Los Angeles
 County, California, Election of 2002 General
 Obligation Bonds, Series A,
 5.375%, 8-1-15  .........................     1,065      1,195,644
Port of Oakland, California, Revenue Bonds,
 2002 Series M (Non-AMT),
 5.25%, 11-1-13  .........................     1,000      1,122,300
Victor Elementary School District (San Bernardino
 County, California), Election of 2001 Series A
 General Obligation Bonds,
 5.375%, 8-1-17  .........................     1,005      1,111,641
San Mateo Union High School District (San Mateo
 County, California), Election of 2000 General
 Obligation Bonds, Series B,
 0.0%, 9-1-11  ...........................     1,000        728,600
                                                       ------------
                                                         54,944,650
                                                       ------------

COLORADO - 3.84%
Colorado Housing and Finance Authority,
 Single Family Program Senior and Subordinate
 Bonds:
 2001 Series B-2 Senior Bonds,
 6.8%, 2-1-31  ...........................     4,000      4,405,840
 2001 Series C-2 Senior Bonds,
 6.6%, 8-1-32  ...........................     4,000      4,360,880
 1999 Series A-2 Senior Bonds,
 6.45%, 4-1-30  ..........................     1,800      1,940,040
 2001 Series A-2 Senior Bonds,
 6.5%, 8-1-31  ...........................     1,500      1,650,720
 2000 Series D-2 Senior Bonds,
 6.9%, 4-1-29  ...........................     1,350      1,459,958
 1997 Series C-2 Senior Bonds,
 6.875%, 11-1-28  ........................     1,120      1,164,531
Colorado Department of Transportation,
 Transportation Revenue Anticipation Notes:
 Series 2002,
 5.25%, 6-15-10  .........................     2,000      2,258,960
 Refunding Series 2002B,
 5.5%, 6-15-16  ..........................     1,000      1,160,430
Weld County School District 6, Weld County,
 Colorado, General Obligation Refunding Bonds,
 Series 2002-96R,
 5.0%, 12-1-09  ..........................     1,700      1,914,761
School District No. 49, El Paso County, Colorado
 (Falcon Schools), General Obligation Bonds,
 Series 2002,
 5.75%, 12-1-15  .........................     1,665      1,906,575
School District No. 12, Adams County, Colorado
 (Adams 12 Five Star Schools), General Obligation
 Bonds, Series 2002A,
 5.25%, 12-15-08  ........................     1,390      1,587,088
Arapahoe County Water and Wastewater, Public
 Improvement District (In Arapahoe County,
 Colorado), General Obligation Acquisition
 Bonds, Series 2002B,
 5.75%, 12-1-14  .........................     1,195      1,379,795
Certificates of Participation, Series 2002,
 Evidencing a Proportionate Interest in the Base
 Rentals and Other Revenues Under an Annually
 Renewable Lease Purchase Agreement between
 Northern Colorado Water Conservancy District
 Building Corporation, as Lessor, and the Northern
 Colorado Water Conservancy District, as Lessee,
 5.5%, 10-1-14  ..........................     1,025      1,168,941
Colorado Health Facilities Authority, Revenue
 Bonds (Exempla, Inc.), Series 2002A,
 5.5%, 1-1-23  ...........................     1,120      1,131,681
Highlands Ranch Metropolitan District No. 3,
 Douglas County, Colorado, General
 Obligation Bonds, Series 1999,
 5.3%, 12-1-19  ..........................     1,000      1,036,800
Delta County Memorial Hospital District, Delta
 County, Colorado, Enterprise Revenue Bonds,
 Series 2002,
 5.35%, 9-1-17  ..........................     1,000        990,050
                                                       ------------
                                                         29,517,050
                                                       ------------

CONNECTICUT - 0.65%
Eastern Connecticut Resource Recovery
 Authority, Solid Waste Revenue Bonds
 (Wheelabrator Lisbon Project),
 Series 1993A,
 5.5%, 1-1-14  ...........................     5,000      4,999,550
                                                       ------------

DISTRICT OF COLUMBIA - 0.73%
Metropolitan Washington Airports Authority,
 Airport System Revenue Bonds, Series 2002A (AMT):
 5.5%, 10-1-10  ..........................     2,000      2,232,360
 5.75%, 10-1-16  .........................     2,000      2,207,700
District of Columbia, Revenue Refunding Bonds
 (The Howard University Issue), Series 1998,
 5.5%, 10-1-17  ..........................     1,000      1,153,040
                                                       ------------
                                                          5,593,100
                                                       ------------

FLORIDA - 6.67%
The City of Miami, Florida:
 Limited Ad Valorem Tax Bonds, Series 2002
 (Homeland Defense/Neighborhood Capital
 Improvement Projects):
 5.5%, 1-1-16  ...........................     2,000      2,239,760
 0.0%, 1-1-10  ...........................     1,600      1,251,152
 Special Obligation Non-Ad Valorem Revenue
 Refunding Bonds, Series 2002A,
 5.5%, 9-1-13  ...........................     2,460      2,821,767
JEA, St. Johns River Power Park System, Refunding
 Revenue Bonds Issue Two, Series Eighteen,
 5.0%, 10-1-08  ..........................     5,000      5,597,100
Hillsborough County Aviation Authority, Florida,
 Tampa International Airport, Revenue Bonds:
 2003 Series A,
 5.0%, 10-1-07  ..........................     2,000      2,187,260
 2003 Series B,
 5.0%, 10-1-20  ..........................     2,000      2,024,440
Housing Finance Authority of Lee County, Florida,
 Single Family Mortgage Revenue Bonds:
 Series 1998A, Subseries 6,
 6.45%, 3-1-31  ..........................     2,175      2,389,433
 Series 1999A, Subseries 2,
 5.0%, 9-1-30  ...........................     1,495      1,537,413
Broward County, Florida, Passenger Facility
 Charge/Airport System Revenue Convertible
 Lien Bonds, Airport System Revenue Bonds,
 Series 2001J-1 (AMT),
 5.75%, 10-1-18  .........................     2,870      3,153,412
Polk County, Florida, Capital Improvement and
 Refunding Revenue Bonds, Series 2002,
 5.25%, 12-1-09  .........................     2,700      3,083,481
Lee Memorial Health System Board of Directors,
 Hospital Revenue Refunding Bonds (Lee Memorial
 Health System), 2002 Series A,
 5.75%, 4-1-14  ..........................     2,000      2,283,320
City of Tampa, Florida, Occupational License
 Tax Refunding Bonds, Series 2002A,
 5.375%, 10-1-16  ........................     2,000      2,228,840
The School Board of Broward County, Florida,
 Certificates of Participation, Series 2001B,
 5.375%, 7-1-15  .........................     2,000      2,218,060
Miami-Dade County, Florida, Aviation Revenue Bonds,
 Series 2002, Miami International Airport (Hub of the
 Americas),
 5.75%, 10-1-16  .........................     2,000      2,207,700
Greater Orlando Aviation Authority, Airport
 Facilities Revenue Bonds, Series 2002B (AMT),
 5.5%, 10-1-17  ..........................     2,000      2,161,180
JEA, Water and Sewer System Revenue Bonds,
 2002 Series B,
 5.25%, 10-1-08  .........................     1,500      1,702,305
The School Board of Miami-Dade County,
 Florida, Miami-Dade County School Board
 Foundation, Inc. as Lessor, Certificates
 of Participation, Series 2003A,
 5.0%, 8-1-27  ...........................     1,500      1,659,870
Escambia County Health Facilities Authority
 (Florida), Revenue Bonds (Ascension Health
 Credit Group), Series 2003A,
 5.0%, 11-15-07  .........................     1,500      1,659,060
City of Jacksonville, Florida, Better
 Jacksonville Sales Tax Revenue Bonds,
 Series 2003,
 5.25%, 10-1-19  .........................     1,500      1,636,560
City of Tampa, Florida, Revenue Bonds,
 Series 2002 (University of Tampa Project),
 5.75%, 4-1-16  ..........................     1,360      1,514,401
City of Tallahassee, Florida, Energy System
 Refunding Revenue Bonds, Series 2001,
 5.5%, 10-1-13  ..........................     1,090      1,257,304
The School Board of Orange County, Florida,
 Certificates of Participation, Series 2001A,
 5.25%, 8-1-14  ..........................     1,105      1,243,136
The School Board of Palm Beach County, Florida,
 Certificates of Participation, Series 2002A,
 5.375%, 8-1-13  .........................     1,000      1,138,950
School District of Hillsborough County, Florida,
 Sales Tax Revenue Bonds, Series 2002,
 5.375%, 10-1-14  ........................     1,000      1,118,820
City of Leesburg, Florida, Hospital Revenue
 Bonds (Leesburg Regional Medical Center
 Project), Series 2002,
 5.375%, 7-1-22  .........................     1,000      1,000,990
                                                       ------------
                                                         51,315,714
                                                       ------------

GEORGIA - 2.81%
Municipal Electric Authority of Georgia,
 Project One Special Obligation Bonds,
 Fifth Crossover Series,
 6.4%, 1-1-13  ...........................     7,860      9,541,053
Hospital Authority of Forsyth County, Revenue
 Anticipation Certificates (Georgia Baptist
 Health Care System Project), Series 1998,
 6.375%, 10-1-28  ........................     4,415      5,357,911
Hospital Authority of Cobb County (Georgia),
 Revenue Anticipation Refunding and
 Improvement Certificates, Series 2003,
 5.25%, 4-1-20(A)  .......................     4,000      4,385,200
State of Georgia, General Obligation Bonds,
 Series 1998B,
 5.5%, 7-1-12  ...........................     2,000      2,311,780
                                                       ------------
                                                         21,595,944
                                                       ------------

HAWAII - 1.07%
State of Hawaii, Airport System Revenue Bonds,
 Refunding Series 2001 (AMT):
 10.0%, 7-1-09(B)  .......................     2,500      2,998,400
 10.0%, 7-1-09(B)  .......................     2,500      2,980,250
State of Hawaii, General Obligation Bonds
 of 2002, Series CX,
 5.5%, 2-1-15  ...........................     2,000      2,268,900
                                                       ------------
                                                          8,247,550
                                                       ------------

ILLINOIS - 3.94%
City of Chicago, Collateralized Single Family
 Mortgage Revenue Bonds:
 Series 2001C,
 6.1%, 4-1-21  ...........................     4,370      4,695,740
 Series 2002C,
 5.6%, 10-1-34(A)  .......................     3,000      3,175,140
 Series 2002B,
 4.0%, 10-1-33  ..........................     2,525      2,741,595
 Series 1999A,
 6.35%, 10-1-30  .........................     1,915      2,064,351
 Series 1998A-1,
 6.45%, 9-1-29  ..........................     1,600      1,686,464
 Series 1999C,
 7.05%, 10-1-30  .........................     1,125      1,194,682
 Series 1997-B,
 6.95%, 9-1-28  ..........................       695        728,951
Board of Education of the City of Chicago:
 General Obligation Lease Certificates,
 1992 Series A,
 6.25%, 1-1-15  ..........................     3,000      3,625,140
 Unlimited Tax General Obligation Bonds
 (Dedicated Revenues), Series 2002A,
 5.0%, 12-1-10  ..........................     1,400      1,561,896
Illinois Health Facilities Authority, Revenue Bonds,
 Series 1998A (Hospital Sisters Services, Inc. -
 Obligated Group),
 5.375%, 6-1-16  .........................     2,950      3,164,199
Village of Maywood, General Obligation Corporate
 Purpose Bonds, Series 2001C,
 5.5%, 1-1-21  ...........................     1,300      1,365,039
School District Number 116, Champaign County,
 Illinois (Urbana), General Obligation School
 Building Bonds, Series 1999C,
 0.0%, 1-1-12  ...........................     1,695      1,188,500
Aurora West School District Number 129, Kane County,
 Illinois, General Obligation School Building Bonds,
 Series 2002A,
 5.75%, 2-1-16  ..........................     1,000      1,131,400
Public Building Commission of Chicago, Building
 Revenue Bonds, Series 2003 (Chicago
 Transit Authority),
 5.25%, 3-1-19  ..........................     1,000      1,078,480
Bloomington-Normal Airport Authority of
 McLean County, Illinois, Central Illinois
 Regional Airport, Passenger Facility Charge
 Revenue Bonds, Series 2001,
 6.35%, 12-15-24  ........................     1,000        924,310
                                                       ------------
                                                         30,325,887
                                                       ------------

INDIANA - 4.25%
Indiana State Office Building Commission,
 Capitol Complex Revenue Bonds:
 Series 1990B (State Office Building
 I Facility),
 7.4%, 7-1-15  ...........................     8,000     10,704,720
 Series 1990A (Senate Avenue Parking
 Facility),
 7.4%, 7-1-15  ...........................     4,775      6,268,477
Westfield High School 1995 Building Corporation
 (Hamilton County, Indiana), First Mortgage
 Bonds, Series 2002:
 5.5%, 7-15-15  ..........................     1,360      1,530,122
 5.5%, 7-15-16  ..........................     1,000      1,119,540
Indiana Transportation Finance Authority,
 Highway Revenue Bonds, Series 1990A,
 7.25%, 6-1-15  ..........................     1,990      2,503,480
The Indianapolis Local Public Improvement
 Bond Bank, Series 2002 A,
 5.5%, 1-1-14  ...........................     2,000      2,259,500
Hospital Authority of the City of Jasper,
 Hospital Facilities Refunding Revenue Bonds,
 Series 2002 (Memorial Hospital and Health
 Care Center Project),
 5.5%, 11-1-17  ..........................     2,000      2,131,700
Knox County Hospital Association (Knox County,
 Indiana), Lease Revenue Refunding Bonds,
 Series 2002,
 5.25%, 7-1-08  ..........................     1,875      2,107,275
West Clark 2000 School Building Corporation
 (Clark County, Indiana), First Mortgage Bonds,
 Series 2002,
 5.75%, 7-15-16  .........................     1,500      1,696,260
Zionsville Community Schools Building Corporation
 (Boone County, Indiana), First Mortgage Bonds,
 Series 2002,
 5.75%, 7-15-17  .........................     1,090      1,228,310
Clark-Pleasant Community School Corporation,
 Building Corporation - 2001 First Mortgage
 Bonds, Series 2001 (Johnson County, Indiana),
 5.5%, 7-15-14  ..........................     1,000      1,130,210
                                                       ------------
                                                         32,679,594
                                                       ------------

IOWA - 0.71%
Iowa Finance Authority, Refunding Revenue Bonds
 (Correctional Facility Program), Series 2002,
 5.375%, 6-15-16  ........................     2,865      3,234,327
Iowa Finance Authority, Iowa State Revolving Fund,
 Revenue Bonds, Series 2001,
 5.5%, 8-1-16  ...........................     2,000      2,261,460
                                                       ------------
                                                          5,495,787
                                                       ------------

KANSAS - 4.32%
Sedgwick County, Kansas and Shawnee County,
 Kansas, Single Family Mortgage Revenue Bonds
 (Mortgage-Backed Securities Program):
 Series 2002A:
 6.25%, 12-1-33  .........................     2,945      3,211,434
 5.375%, 9-1-12  .........................     2,000      2,252,500
 2002 Series A-3
 6.125%, 12-1-33  ........................     4,565      5,040,353
 2001 Series B-2 (AMT),
 6.45%, 12-1-33  .........................     3,335      3,654,927
 Series 2002B,
 3.5%, 12-1-34  ..........................     3,300      3,532,716
 2001 Series A-1 (AMT),
 6.3%, 12-1-32  ..........................     1,410      1,540,087
Kansas Development Finance Authority, Kansas
 Public Water Supply Revolving Loan Fund Revenue
 Bonds:
 Series 2000-2 (Leveraged Bonds),
 5.6%, 4-1-18  ...........................     2,840      3,112,498
 Series 2002-2 (Leveraged Bonds),
 5.5%, 4-1-13  ...........................     1,590      1,816,432
Unified School District No. 443, Ford County,
 Kansas (Dodge City), General Obligation
 Refunding Bonds, Series 2002:
 5.0%, 3-1-10  ...........................     1,110      1,230,790
 5.0%, 3-1-09  ...........................     1,000      1,112,150
Chisholm Creek Utility Authority, Water and
 Wastewater Facilities Revenue Bonds (Cities of
 Bel Aire and Park City, Kansas Project),
 Series 2002:
 5.25%, 9-1-14  ..........................       710        789,009
 5.25%, 9-1-13  ..........................       675        756,918
Unified School District No. 204, Wyandotte
 County, Kansas (Bonner Springs - Edwardsville),
 General Obligation Improvement and Refunding
 Bonds, Series 2000A,
 5.2%, 9-1-13  ...........................     1,305      1,428,179
Unified School District No. 500, Wyandotte
 County, Kansas, Refunding Certificates of
 Participation, Series 2002,
 5.0%, 12-1-07  ..........................     1,200      1,346,340
Unified School District No. 445, Montgomery
 County, Kansas (Coffeyville), General
 Obligation Bonds, Series 2002,
 5.5%, 4-1-13  ...........................     1,125      1,285,211
State of Kansas, Department of Transportation,
 Highway Revenue Refunding Bonds, Series 2002A,
 5.0%, 9-1-08  ...........................     1,000      1,118,250
                                                       ------------
                                                         33,227,794
                                                       ------------

KENTUCKY - 0.29%
Kenton County (Kentucky) Airport Board,
 Cincinnati/Northern Kentucky International
 Airport, Revenue Refunding Bonds, Series 2002A,
 5.625%, 3-1-14  .........................     2,000      2,199,040
                                                       ------------

LOUISIANA - 0.19%
City of New Orleans, Louisiana, Limited Tax
 Certificates of Indebtedness, Series 2003,
 5.0%, 3-1-07  ...........................     1,340      1,476,667
                                                       ------------

MARYLAND - 0.86%
Department of Transportation of Maryland,
 Consolidated Transportation Bonds,
 Series 2002,
 5.5%, 2-1-15  ...........................     2,000      2,309,000
Montgomery County, Maryland, General Obligation
 Bonds, Consolidated Public Improvement Bonds
 of 2001, Series A,
 5.0%, 2-1-10  ...........................     2,000      2,236,060
Maryland Transportation Authority, Airport Parking
 Revenue Bonds, Series 2002B, Baltimore/Washington
 International Airport Projects (Qualified Airport
 Bonds - AMT),
 5.375%, 3-1-15  .........................     1,905      2,062,353
                                                       ------------
                                                          6,607,413
                                                       ------------

MASSACHUSETTS - 2.38%
The Commonwealth of Massachusetts, General
 Obligation Bonds, Consolidated Loan of 2002:
 Series C:
 5.5%, 11-1-13  ..........................     2,000      2,301,340
 5.5%, 11-1-10  ..........................     2,000      2,292,820
 Series B,
 5.5%, 3-1-14  ...........................     2,000      2,298,920
Massachusetts Municipal Wholesale Electric
 Company, A Public Corporation of the
 Commonwealth of Massachusetts, Power Supply
 Project Revenue Bonds, Stony Brook Intermediate
 Project, Series A, Floating Rate Security,
 16.538%, 7-1-07(B)  .....................     3,000      4,536,030
Massachusetts Housing Finance Agency,
 Single Family Housing Revenue Bonds,
 Series 57 (AMT),
 5.6%, 6-1-30  ...........................     3,390      3,464,037
Massachusetts Bay Transportation Authority,
 Senior Sales Tax Bonds, 2003 Series A,
 5.25%, 7-1-08  ..........................     2,000      2,260,280
The Commonwealth of Massachusetts, Special
 Obligation Revenue Bonds, Consolidated Loan of
 2002, Series A,
 5.5%, 6-1-16  ...........................     1,000      1,152,270
                                                       ------------
                                                         18,305,697
                                                       ------------

MICHIGAN - 2.52%
Oxford Area Community Schools, Counties of Oakland
 and Lapeer, State of Michigan, 2001 School
 Building and Site Bonds (General Obligation -
 Unlimited Tax),
 5.5%, 5-1-15  ...........................     2,425      2,707,367
Montague Area Public Schools, Counties of
 Muskegon and Oceana, State of Michigan, 2001
 School Building and Site and Refunding Bonds
 (General Obligation - Unlimited Tax):
 5.5%, 5-1-16  ...........................     1,005      1,122,022
 5.5%, 5-1-17  ...........................     1,005      1,108,907
Rochester Community School District, Counties
 of Oakland and Macomb, State of Michigan,
 2001 School Building and Site Bonds,
 Series II (General Obligation - Unlimited Tax),
 5.5%, 5-1-16  ...........................     1,900      2,106,606
Board of Regents of Eastern Michigan
 University, General Revenue Refunding Bonds,
 Series 2002A,
 5.8%, 6-1-13  ...........................     1,530      1,795,730
School District of the City of Detroit, Wayne
 County, Michigan, School Building and Site
 Improvement Bonds (Unlimited Tax General
 Obligation), Series 2001A,
 5.5%, 5-1-16  ...........................     1,500      1,677,090
Hemlock Public School District, Counties of
 Saginaw and Midland, State of Michigan,
 2001 School Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.5%, 5-1-16  ...........................     1,475      1,635,391
West Bloomfield School District, County of
 Oakland, State of Michigan, 2001 Refunding
 Bonds (Unlimited Tax General Obligation),
 5.5%, 5-1-16  ...........................     1,250      1,397,575
Dowagiac Union School District, Counties of Cass,
 Van Buren and Berrien, State of Michigan,
 2002 School Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.5%, 5-1-14  ...........................     1,125      1,267,875
Haslett Public Schools, Counties of Ingham,
 Clinton and Shiawassee, State of Michigan,
 2001 School Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.625%, 5-1-16  .........................     1,075      1,202,409
Lansing Community College, State of Michigan,
 2002 College Building and Site Bonds (General
 Obligation - Unlimited Tax),
 5.5%, 5-1-15  ...........................     1,000      1,126,190
City of Detroit, Michigan, General Obligation
 Bonds (Unlimited Tax), Series 2002,
 5.5%, 4-1-13  ...........................     1,000      1,124,440
St. Joseph Public Schools, County of Berrien,
 State of Michigan, 2001 School Building and
 Site Bonds (General Obligation - Unlimited Tax),
 5.5%, 5-1-17  ...........................     1,010      1,114,424
                                                       ------------
                                                         19,386,026
                                                       ------------

MINNESOTA - 2.03%
Minneapolis-St. Paul Metropolitan Airports
 Commission, Airport Revenue Bonds,
 Series 2001B (AMT):
 5.75%, 1-1-15  ..........................     5,000      5,483,250
 5.75%, 1-1-13  ..........................     2,345      2,583,017
City of Rochester, Minnesota, Health Care
 Facilities Revenue Bonds (Mayo Foundation/Mayo
 Medical Center), Series 1992D,
 6.15%, 11-15-09  ........................     4,500      5,335,875
City of Minneapolis, Minnesota, General
 Obligation Convention Center Bonds, Series 2002,
 5.0%, 12-1-10  ..........................     2,000      2,239,920
                                                       ------------
                                                         15,642,062
                                                       ------------

MISSISSIPPI - 1.97%
Lowndes County, Mississippi, Solid Waste
 Disposal and Pollution Control
 Refunding Revenue Bonds (Weyerhaeuser
 Company Project), Series 1992B,
 6.7%, 4-1-22  ...........................     7,000      7,928,760
Mississippi Higher Education Assistance
 Corporation, Student Loan Revenue Bonds,
 Subordinate Series 1996-C:
 6.75%, 9-1-14  ..........................     5,500      5,703,170
 6.7%, 9-1-12  ...........................     1,470      1,531,990
                                                       ------------
                                                         15,163,920
                                                       ------------

MISSOURI - 5.70%
Health and Educational Facilities Authority
 of the State of Missouri, Health Facilities
 Revenue Bonds:
 Barnes-Jewish, Inc./Christian Health
 Services, Series 1993A,
 6.0%, 5-15-11  ..........................     3,000      3,468,450
 Freeman Health System Project, Series 1998,
 5.25%, 2-15-18  .........................     2,460      2,429,865
The City of St. Louis, Missouri:
 Airport Revenue Refunding Bonds, Series 2003A
 (Lambert-St. Louis International Airport):
 5.0%, 7-1-08  ...........................     1,505      1,663,838
 5.25%, 7-1-18  ..........................     1,000      1,073,690
 Airport Revenue Bonds, Series 2001A (Airport
 Development Program),
 5.0%, 7-1-11  ...........................     1,500      1,639,620
Northwest Missouri State University, Housing
 System Revenue Bonds, Series 2003,
 5.5%, 6-1-19  ...........................     2,650      2,918,578
Missouri Housing Development Commission,
 Single Family Mortgage Revenue Bonds
 (Homeownership Loan Program):
 1998 Series D-2 (AMT),
 6.3%, 3-1-29  ...........................     1,630      1,757,091
 1998 Series B-2 (AMT),
 6.4%, 3-1-29  ...........................       660        701,256
 1997 Series A-2 (AMT),
 7.3%, 3-1-28  ...........................       425        452,328
Missouri Development Finance Board, Cultural
 Facilities Revenue Bonds (The Nelson Gallery
 Foundation), Series 2001A,
 5.25%, 12-1-13  .........................     2,405      2,682,753
St. Louis Municipal Finance Corporation, Carnahan
 Courthouse Leasehold Revenue Bonds, Series 2002A
 (City of St. Louis, Missouri, Lessee):
 5.75%, 2-15-15  .........................     1,110      1,269,785
 5.75%, 2-15-14  .........................     1,050      1,201,148
City of Sikeston, Missouri, Electric System
 Revenue Refunding Bonds, 1996 Series,
 6.0%, 6-1-14  ...........................     2,000      2,397,080
City of O'Fallon, Missouri, Lessee, Certificates
 of Participation, Series 2002,
 5.375%, 2-1-18  .........................     2,125      2,322,221
Jackson County, Missouri, Special Obligation
 Bonds (Truman Medical Center Project),
 Series 2001,
 5.5%, 12-1-12  ..........................     2,000      2,316,520
Fourth State Building, General Obligation
 Refunding Bonds, Series A 2002,
 5.0%, 10-1-08  ..........................     2,000      2,258,480
City of Chesterfield, Missouri, Tax Increment
 Refunding and Improvement Revenue Bonds, Series
 2002 (Chesterfield Valley Projects),
 4.5%, 4-15-16  ..........................     2,000      2,062,440
State Environmental Improvement and Energy Resources
 Authority (State of Missouri), Water Pollution Control
 Revenue Refunding Bonds (State Revolving Fund
 Program - Master Trust), Series 2001B,
 5.5%, 7-1-10  ...........................     1,500      1,723,515
The School District of Springfield R-12,
 Springfield, Missouri, General Obligation
 School Refunding Bonds, Series 2002-A
 (Missouri Direct Deposit Program),
 5.5%, 3-1-13  ...........................     1,500      1,718,250
The Board of Education of the City of St. Louis,
 General Obligation Refunding Bonds (Missouri
 Direct Deposit Program), Capital Appreciation
 Bonds, Series 2002B,
 0.0%, 4-1-10  ...........................     2,000      1,563,640
Missouri Higher Education Loan Authority
 (A Public Instrumentality and Body
 Corporate and Politic of the State of
 Missouri), Student Loan Revenue Bonds,
 Subordinate Series 1994A,
 5.45%, 2-15-09  .........................     1,500      1,545,435
Missouri Development Finance Board, Infrastructure
 Facilities Revenue Bonds (City of Independence,
 Missouri - Eastland Center Project Phase II),
 Series 2000B,
 6.0%, 4-1-21  ...........................     1,250      1,320,013
Bi-State Development Agency of the Missouri-
 Illinois Metropolitan District (Metrolink
 Cross County Extension Project), Mass Transit
 Sales Tax Appropriation Bonds, Series 2002B,
 5.25%, 10-1-09  .........................     1,000      1,138,830
Mehlville R-9 School District, St. Louis
 County, Missouri, Capital Improvement
 Projects, Certificates of Participation,
 Series 2002,
 5.5%, 9-1-17  ...........................     1,000      1,117,470
Consolidated Public Water Supply District No.
 C-1 of Jefferson County, Missouri, Waterworks
 Revenue Bonds, Series 2002,
 5.25%, 12-1-15  .........................     1,000      1,112,860
                                                       ------------
                                                         43,855,156
                                                       ------------

NEBRASKA - 1.76%
Nebraska Higher Education Loan Program, Inc.,
 1993-2 Series A-6 Junior Subordinate Bonds,
 9.74%, 6-1-13(B)  .......................     5,000      6,334,250
Lancaster County School District 001 (Lincoln
 Public Schools), In the State of Nebraska,
 General Obligation Refunding Bonds, Series 2002,
 5.25%, 7-15-11  .........................     2,015      2,265,021
Airport Authority of the City of Omaha (Nebraska),
 Airport Facilities Revenue Refunding Bonds,
 Series 2001,
 5.5%, 1-1-14  ...........................     1,925      2,116,884
City of Omaha Convention Hotel Corporation, Convention
 Center Hotel First Tier Revenue Bonds, Series 2002A,
 5.5%, 4-1-14  ...........................     1,530      1,726,590
City of Omaha, Nebraska, Special Obligation Bonds
 (Riverfront Redevelopment Project), Tax-Exempt
 Series 2002A,
 5.5%, 2-1-17  ...........................     1,000      1,123,990
                                                       ------------
                                                         13,566,735
                                                       ------------

NEVADA - 0.64%
Nevada Housing Division, Single Family
 Mortgage Bonds:
 1998 Series A-1 Mezzanine Bonds,
 5.35%, 4-1-16  ..........................     1,670      1,732,057
 1996 Series C Subordinate Bonds,
 6.35%, 4-1-09  ..........................       465        494,965
Las Vegas Convention and Visitors Authority,
 Nevada, Revenue Bonds, Series 1999,
 6.0%, 7-1-14  ...........................     1,385      1,606,531
Carson City, Nevada Hospital Revenue Bonds
 (Carson-Tahoe Hospital Project),
 Series 2002,
 6.0%, 9-1-15  ...........................     1,000      1,093,180
                                                       ------------
                                                          4,926,733
                                                       ------------

NEW HAMPSHIRE - 0.99%
State of New Hampshire, General Obligation
 Refunding Bonds, 2003 Series A (Delayed
 Delivery),
 5.0%, 7-15-08(A)  .......................     5,000      5,617,500
New Hampshire Health and Education Facilities
 Authority, Hospital Revenue Bonds, Catholic
 Medical Center Issue, Series 2002A,
 6.125%, 7-1-32  .........................     2,000      1,995,720
                                                       ------------
                                                          7,613,220
                                                       ------------

NEW JERSEY - 3.81%
New Jersey Economic Development Authority,
 Market Transition Facility Senior Lien
 Revenue Refunding Bonds, Series 2001A,
 Inverse Floating Rate Note,
 17.162%, 7-1-07(B)  .....................     4,000      6,205,320
New Jersey Turnpike Authority, Turnpike Revenue
 Bonds, Series 2000 A,
 6.0%, 1-1-13  ...........................     4,165      4,938,732
Passaic Valley Sewerage Commissioners (State of
 New Jersey), Sewer System Bonds, Series F,
 5.0%, 12-1-07  ..........................     3,000      3,357,390
County of Hudson, New Jersey, Refunding
 Certificates of Participation, Series 2002,
 6.0%, 12-1-10  ..........................     2,110      2,499,042
New Jersey Transit Corporation payable solely from
 certain Federal Transit Administration Grants,
 Certificates of Participation, Series 2002A,
 5.5%, 9-15-13  ..........................     2,000      2,289,080
The City of Newark in the County of Essex, New
 Jersey, General Obligation School Purpose
 Refunding Bonds, Series 2002,
 5.375%, 12-15-13  .......................     2,000      2,276,080
New Jersey Building Authority, State Building
 Revenue and Refunding Bonds, 2002 Series B,
 5.25%, 12-15-08  ........................     1,900      2,161,839
Bayshore Regional Sewerage Authority (Monmouth
 County, New Jersey), Sewer Revenue Refunding
 Bonds (Series 2002),
 5.0%, 5-1-12  ...........................     1,545      1,711,195
Garden State Preservation Trust, Open Space and
 Farmland Preservation Bonds, 2003 Series A
 (Current Interest Bonds),
 5.25%, 11-1-19  .........................     1,500      1,632,015
The Board of Education of the Township of Monroe,
 In the County of Middlesex, New Jersey, School
 District Refunding Bonds, Series 2002,
 5.0%, 9-15-10  ..........................     1,000      1,120,570
New Jersey Health Care Facilities Financing
 Authority, Revenue Bonds, Englewood Hospital
 and Medical Center Issue, Series 1994,
 6.75%, 7-1-24  ..........................     1,000      1,087,110
                                                       ------------
                                                         29,278,373
                                                       ------------

NEW MEXICO - 2.63%
New Mexico Hospital Equipment Loan Council,
 Hospital Revenue Bonds (Memorial Medical
 Center, Inc. Project), Series 1998,
 5.5%, 6-1-28  ...........................     5,750      4,915,733
City of Albuquerque, New Mexico, Airport
 Refunding Revenue Bonds, Series 2001 (AMT),
 5.375%, 7-1-15  .........................     3,365      3,608,794
New Mexico Educational Assistance Foundation,
 Student Loan Program Bonds:
 Second Subordinate 1996 Series A-3,
 6.75%, 11-1-08  .........................     2,175      2,322,074
 Second Subordinate 1995 Series A-3,
 6.6%, 11-1-10  ..........................       645        677,153
New Mexico State Highway Commission, Highway
 Infrastructure Fund Revenue Bonds (Additionally
 Secured by a Senior Subordinate Lien on Certain
 State Road Fund Revenues), Series 2002C,
 5.375%, 6-15-14  ........................     2,500      2,830,125
City of Santa Fe, New Mexico, Gross Receipts
 Tax Improvement Revenue Bonds, Series 2002,
 5.25%, 6-1-14  ..........................     2,500      2,790,925
Bernalillo County, New Mexico, Gross Receipts
 Tax Revenue Bonds, Series 1997,
 5.75%, 10-1-17  .........................     1,645      1,945,344
San Juan County, New Mexico, Gross Receipts
 Tax Revenue Bonds, Subordinate Series 2001B,
 5.75%, 9-15-21  .........................     1,000      1,114,800
                                                       ------------
                                                         20,204,948
                                                       ------------

NEW YORK - 9.92%
The City of New York, General Obligation Bonds:
 Fiscal 2003 Series A:
 5.5%, 8-1-10  ...........................     3,000      3,293,190
 5.75%, 8-1-14  ..........................     2,000      2,188,600
 Fiscal 1994 Series C, Inverse Floaters,
 27.41%, 9-30-03(C)  .....................     3,250      3,660,378
 Fiscal 2001 Series F,
 5.25%, 8-1-14  ..........................     3,000      3,278,070
 Fiscal 2002 Series C,
 5.5%, 3-15-15  ..........................     2,000      2,130,780
New York City Transitional Finance Authority,
 Future Tax Secured Refunding Bonds, Fiscal 2003:
 Series A:
 5.5%, 11-1-26  ..........................     5,000      5,547,550
 5.25%, 11-1-10  .........................     1,000      1,129,060
 Series D,
 5.25%, 2-1-19  ..........................     3,000      3,216,360
 Series B Tax-Exempt Bonds,
 5.25%, 2-1-09  ..........................     2,000      2,238,880
Dormitory Authority of the State of New York:
 State Personal Income Tax Revenue Bonds,
 Series 2003A (Economic Development and Housing),
 5.0%, 12-15-07  .........................     3,000      3,340,380
 State University Educational Facilities,
 Revenue Bonds, Series 1990B,
 7.5%, 5-15-11  ..........................     2,000      2,481,184
 Third General Resolution Revenue Bonds (State
 University Educational Facilities Issue),
 Series 2002B,
 5.25%, 11-15-23  ........................     2,100      2,283,729
 City University System, Consolidated Fourth
 General Resolution Revenue Bonds,
 2001 Series A,
 5.5%, 7-1-17  ...........................     2,000      2,204,360
New York State Thruway Authority:
 Highway and Bridge Trust Fund Bonds,
 Series 2002A,
 5.25%, 4-1-15  ..........................     2,000      2,199,980
 Second General Highway and Bridge Trust
 Fund Bonds, Series 2003A,
 5.25%, 4-1-19(A)  .......................     1,500      1,622,385
 State Personal Income Tax Revenue Bonds
 (Transportation), Series 2002A,
 5.5%, 3-15-13  ..........................     1,000      1,126,320
 Highway and Bridge Trust Fund Refunding Bonds,
 Series 2002C,
 5.25%, 4-1-10  ..........................     1,000      1,125,560
The Port Authority of New York and New Jersey,
 Consolidated Bonds:
 One Hundred Twenty-Seventh Series,
 5.5%, 12-15-14  .........................     3,000      3,369,120
 One Hundred Twenty-Sixth Series,
 5.5%, 11-15-13  .........................     2,000      2,252,580
Triborough Bridge and Tunnel Authority,
 General Revenue Refunding Bonds, Series 2002B:
 5.25%, 11-15-08  ........................     2,000      2,264,080
 5.0%, 11-15-09   ........................     2,000      2,232,020
New York State Environmental Facilities
 Corporation, State Clean Water and Drinking
 Water, Revolving Funds Revenue Bonds:
 New York City Municipal Water Finance Authority
 Project (Second Resolution Bonds), Series 2002 E
 Serial Bonds (Subordinated Bonds),
 5.375%, 6-15-15  ........................     2,000      2,221,200
 Series 2002 B (New York City Municipal
 Water Finance Authority Projects), (Second
 Resolution Bonds),
 5.25%, 6-15-15  .........................     2,000      2,211,820
Metropolitan Transportation Authority, State
 Service Contract Refunding Bonds, Series 2002A,
 5.75%, 7-1-16  ..........................     3,000      3,505,140
New York State Urban Development Corporation,
 Correctional Capital Facilities Revenue Bonds,
 1993A Refunding Series,
 5.25%, 1-1-14  ..........................     3,000      3,363,750
City of Buffalo, New York, School Serial Bonds-
 2002-B,
 5.375%, 11-15-14  .......................     2,020      2,270,722
New York City Municipal Water Finance Authority,
 Water and Sewer System Revenue Bonds, Fiscal 2003
 Series A,
 5.375%, 6-15-14  ........................     2,000      2,247,480
Power Authority of the State of New York,
 Series 2002 A Revenue Bonds,
 5.0%, 11-15-09  .........................     2,000      2,238,380
New York State Urban Development Corporation,
 State Personal Income Tax Revenue Bonds (Economic
 Development and Housing), Series 2002D,
 5.0%, 12-15-07  .........................     2,000      2,226,920
County of Erie, New York, General Obligation
 Serial Bonds and Revenue Anticipation Notes,
 Public Improvement Serial Bonds - Series 2002A,
 5.0%, 9-1-08  ...........................     1,500      1,680,585
New York City, Health and Hospitals Corporation,
 Health System Bonds, 2002 Series,
 5.5%, 2-15-13  ..........................     1,000      1,116,530
                                                       ------------
                                                         76,267,093
                                                       ------------

NORTH CAROLINA - 1.25%
County of Cumberland, North Carolina, Hospital
 Facility Revenue Bonds (Cumberland County
 Hospital System, Inc.), Series 1999:
 5.25%, 10-1-14  .........................     4,630      4,966,462
 5.25%, 10-1-11  .........................     1,200      1,311,600
North Carolina Municipal Power Agency Number 1,
 Catawba Electric Revenue Bonds, Series 2003A,
 5.25%, 1-1-19  ..........................     2,500      2,656,575
North Carolina Eastern Municipal Power Agency,
 Power System Revenue Bonds, Refunding Series
 2003 C,
 5.0%, 1-1-07(A)  ........................       655        697,693
                                                       ------------
                                                          9,632,330
                                                       ------------

NORTH DAKOTA - 0.29%
County of Burleigh, North Dakota, Healthcare
 Revenue Refunding Bonds, Series 1999
 (Medcenter One, Inc.),
 5.25%, 5-1-13  ..........................     1,100      1,180,861
State of North Dakota, North Dakota Housing
 Finance Agency, Housing Finance Program Bonds,
 Home Mortgage Finance Program, 1998 Series A,
 5.25%, 7-1-18  ..........................     1,050      1,072,019
                                                       ------------
                                                          2,252,880
                                                       ------------

OHIO - 1.63%
County of Montgomery, Ohio, Water System Refunding
 Revenue Bonds, Greater Moraine-Beavercreek Sewer
 District, Series 2002,
 5.5%, 11-15-13  .........................     2,000      2,287,260
County of Summit, Ohio, Various Purpose Bonds,
 Series 2002 (Limited Tax General Obligation),
 5.75%, 12-1-14  .........................     1,710      1,986,302
Greater Cleveland Regional Transit Authority,
 General Obligation (Limited Tax) Capital
 Improvement Bonds, Series 2001A,
 5.625%, 12-1-16  ........................     1,760      1,960,693
West Chester Township, Butler County, Ohio,
 Various Purpose Limited Tax, General
 Obligation Bonds, Series 2002,
 5.75%, 12-1-17  .........................     1,635      1,929,970
State of Ohio, Higher Educational Facility
 Revenue Bonds (Ohio Northern University 2002
 Project),
 5.75%, 5-1-16  ..........................     1,000      1,135,350
Plain Local School District, Franklin and
 Licking Counties, Ohio, Various Purpose
 Bonds, Series 2002 (General Obligation -
 Unlimited Tax),
 5.5%, 12-1-15  ..........................     1,000      1,129,610
County of Lorain, Ohio, Hospital Facilities
 Revenue Refunding and Improvement Bonds,
 Series 2001A (Catholic Healthcare Partners),
 5.625%, 10-1-17  ........................     1,000      1,070,910
County of Cuyahoga, Ohio, Revenue Bonds,
 Series 2003A (Cleveland Clinic Health System
 Obligated Group),
 6.0%, 1-1-21(A)  ........................     1,000      1,059,560
                                                       ------------
                                                         12,559,655
                                                       ------------

OKLAHOMA - 0.98%
Oklahoma Housing Finance Agency, Single
 Family Mortgage Revenue Bonds
 (Homeownership Loan Program):
 1995 Series B, Subseries B-2 (AMT),
 7.625%, 9-1-26  .........................     2,430      2,574,342
 1996 Series A,
 7.05%, 9-1-26  ..........................     1,005      1,056,557
Oklahoma City Airport Trust, Junior Lien
 Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
 5.75%, 7-1-16  ..........................     1,490      1,615,428
City of Oklahoma City, Oklahoma, General Obligation
 Refunding Bonds, Series 2002,
 5.0%, 3-1-10  ...........................     1,060      1,181,603
Board of Regents of the University of Oklahoma,
 Athletic Facilities Revenue Bonds, Series 2002,
 5.5%, 6-1-16  ...........................     1,000      1,109,390
                                                       ------------
                                                          7,537,320
                                                       ------------

OREGON - 2.04%
State of Oregon, Department of Administrative
 Services:
 Refunding Certificates of Participation,
 2002 Series B,
 5.25%, 5-1-12  ..........................     3,000      3,392,730
 Oregon State Lottery Revenue Bonds, 2002 Series
 A (Tax-Exempt),
 5.5%, 4-1-14  ...........................     2,000      2,265,120
Jefferson County School District No. 509J,
 Jefferson and Wasco Counties, Oregon,
 General Obligation Bonds, Series 2002:
 5.25%, 6-15-14  .........................     1,715      1,913,511
 5.25%, 6-15-16  .........................     1,400      1,540,294
State of Oregon, Department of Transportation:
 Highway User Tax Revenue Bonds, Series 2002A,
 5.5%, 11-15-14  .........................     1,000      1,150,610
 Regional Light Rail Extension Construction Fund,
 Revenue Refunding Bonds, Series 2002 (Westside
 Light Rail Project),
 5.0%, 6-1-09  ...........................     1,000      1,117,670
Tigard-Tualatin School District No. 23J,
 Washington and Clackamas Counties, Oregon,
 General Obligation Bonds, Series 2002,
 5.375%, 6-15-14  ........................     2,000      2,250,800
State of Oregon, Housing and Community
 Services Department, Mortgage Revenue
 Bonds (Single-Family Mortgage Program),
 1996 Series D,
 6.375%, 7-1-27  .........................     1,960      2,049,709
                                                       ------------
                                                         15,680,444
                                                       ------------

PENNSYLVANIA - 2.68%
Schuylkill County Industrial Development
 Authority, Variable Rate Demand Revenue
 Bonds (Pine Grove Landfill, Inc. Project),
 1995 Series,
 5.1%, 10-1-19  ..........................     2,400      2,418,480
The Pennsylvania Industrial Development Authority,
 Economic Development Revenue Bonds, Series 2002,
 5.5%, 7-1-14  ...........................     2,000      2,275,280
County of Allegheny, Pennsylvania, General
 Obligation Refunding Bonds, Series C-55,
 5.25%, 11-1-11  .........................     2,000      2,257,360
Wilson School District, Berks County, Pennsylvania,
 General Obligation Bonds, Second Series of 2002,
 5.375%, 5-15-14  ........................     2,000      2,237,440
Falls Township Hospital Authority, Refunding
 Revenue Bonds, The Delaware Valley Medical
 Center Project (FHA Insured Mortgage),
 Series 1992,
 7.0%, 8-1-22  ...........................     1,935      1,977,009
Allegheny County Industrial Development
 Authority (Pennsylvania), Environmental
 Improvement Revenue Bonds (USX Corporation
 Project), Refunding Series A 1994,
 6.7%, 12-1-20  ..........................     1,855      1,919,888
The School District of Pittsburgh (Allegheny
 County, Pennsylvania), General Obligation
 Bonds, Refunding Series A of 2002,
 5.5%, 9-1-13  ...........................     1,500      1,724,490
The Hospitals and Higher Education Facilities
 Authority of Philadelphia, Lease Revenue
 Bonds (Community College of Philadelphia),
 Series of 2001,
 5.5%, 5-1-16  ...........................     1,425      1,589,830
County of Butler (Commonwealth of Pennsylvania),
 General Obligation Bonds, Series of 2002,
 6.0%, 7-15-10  ..........................     1,330      1,559,784
Health Care Facilities Authority of Sayre
 (Pennsylvania), Fixed Rate Hospital Revenue
 Bonds (Latrobe Area Hospital), Series A of 2002,
 5.25%, 7-1-10  ..........................     1,385      1,552,003
The Harrisburg Authority (Dauphin County, Pennsylvania),
 School Revenue Bonds, Series A of 2002
 (The School District of the City of Harrisburg
 Refunding Project),
 5.0%, 4-1-10  ...........................     1,010      1,119,120
                                                       ------------
                                                         20,630,684
                                                       ------------

PUERTO RICO - 0.30%
Commonwealth of Puerto Rico, Public
 Improvement Refunding Bonds, Series 2002
 (General Obligation Bonds),
 5.25%, 7-1-10  ..........................     2,000      2,271,440
                                                       ------------

RHODE ISLAND - 0.29%
City of Pawtucket, Rhode Island, General
 Obligation Refunding Bonds, 2002 Series A,
 5.0%, 4-15-08  ..........................     2,000      2,224,080
                                                       ------------

SOUTH CAROLINA - 0.21%
Anderson County Joint Municipal Water System,
 South Carolina, Waterworks System Revenue
 Bonds, Series 2002,
 5.5%, 7-15-13  ..........................     1,445      1,650,146
                                                       ------------

SOUTH DAKOTA - 0.47%
Heartland Consumers Power District (South
 Dakota), Electric System Revenue Bonds,
 Series 1992,
 6.0%, 1-1-17  ...........................     3,000      3,587,160
                                                       ------------

TENNESSEE - 0.94%
Volunteer State Student Funding Corporation,
 Educational Loan Revenue Bonds,
 Junior Subordinate Series 1993C Bonds,
 5.85%, 12-1-08  .........................     2,700      2,753,406
The Memphis and Shelby County Sports Authority, Inc.,
 Revenue Bonds, 2002 Series A (Memphis Arena
 Project),
 5.5%, 11-1-13  ..........................     2,000      2,279,380
Dickson County, Tennessee, General Obligation
 Refunding Bonds, Series 2002,
 5.0%, 3-1-10  ...........................     1,000      1,106,870
Memphis-Shelby County Airport Authority, Special
 Facilities Revenue Refunding Bonds, Series 2002
 (Federal Express Corporation),
 5.05%, 9-1-12  ..........................     1,000      1,049,610
                                                       ------------
                                                          7,189,266
                                                       ------------

TEXAS - 3.28%
Lufkin Health Facilities Development
 Corporation, Health System Revenue and
 Refunding Bonds (Memorial Health System
 of East Texas):
 Series 1995,
 6.875%, 2-15-26  ........................     2,850      2,665,063
 Series 1998,
 5.7%, 2-15-28  ..........................     1,500      1,194,720
Texas Department of Housing and Community
 Affairs, Single Family Mortgage Revenue
 Bonds, 1997 Series D (AMT) TEAMS Structure:
 5.65%, 3-1-29  ..........................     2,090      2,144,047
 5.7%, 9-1-29  ...........................     1,630      1,672,087
Goose Creek Consolidated Independent School
 District, Unlimited Tax Refunding and
 Schoolhouse Bonds, Series 2002,
 5.75%, 2-15-17  .........................     2,050      2,320,395
City of Houston, Texas, Water and Sewer System,
 Junior Lien Revenue Forward Refunding Bonds,
 Series 2002B,
 5.75%, 12-1-16  .........................     2,000      2,291,880
City of Houston, Texas, Airport System Subordinate
 Lien Revenue Bonds, Series 2002B (Non-AMT),
 5.25%, 7-1-10  ..........................     2,000      2,218,100
Houston Independent School District, Limited
 Tax Forward Refunding Bonds, Series 1999B,
 0.0%, 2-15-10  ..........................     2,500      1,915,825
Clint Independent School District (El Paso
 County, Texas), Unlimited Tax School
 Building and Refunding Bonds, Series 2002,
 6.0%, 2-15-14  ..........................     1,520      1,763,397
Harris County-Houston Sports Authority, Senior
 Lien Revenue Bonds, Series 2001G,
 5.75%, 11-15-15  ........................     1,500      1,716,705
Cities of Dallas and Fort Worth, Texas,
 Dallas/Fort Worth International Airport,
 Joint Revenue Improvement and Refunding
 Bonds, Series 2001A,
 5.875%, 11-1-17  ........................     1,280      1,414,592
Pearland Independent School District, Unlimited
 Tax Schoolhouse Bonds, Series 2001C,
 5.5%, 2-15-17  ..........................     1,275      1,409,500
Round Rock Independent School District
 (Williamson and Travis Counties, Texas),
 Unlimited Tax School Building Bonds, Series
 2002,
 5.375%, 8-1-14  .........................     1,250      1,402,300
Pflugerville Independent School District
 (Travis County, Texas), Unlimited Tax
 School Building Bonds, Series 2001,
 5.5%, 8-15-17  ..........................     1,000      1,107,970
                                                       ------------
                                                         25,236,581
                                                       ------------

VIRGINIA - 2.18%
Commonwealth Transportation Board, Commonwealth
 of Virginia, Federal Highway Reimbursement
 Anticipation Notes, Series 2002,
 5.0%, 10-1-09  ..........................     5,000      5,623,800
Industrial Development Authority of the City
 of Roanoke, Virginia, Hospital Revenue Bonds
 (Carilion Health System Obligated Group),
 Series 2002A:
 5.75%, 7-1-14  ..........................     2,225      2,556,681
 5.5%, 7-1-17  ...........................     2,000      2,211,880
Virginia Port Authority, Commonwealth Port Fund
 Revenue Bonds (2002 Resolution), Series 2002,
 5.5%, 7-1-15  ...........................     2,000      2,232,160
County of Prince William, Virginia, Lease
 Participation Certificates, Series 2002
 (Prince William County Facilities),
 5.25%, 12-1-14  .........................     1,575      1,757,952
City of Richmond, Virginia, General Obligation
 Public Improvement Refunding Bonds, Series 2000A,
 5.5%, 1-15-12  ..........................     1,065      1,211,629
Fairfax County Water Authority, Water Revenue
 and Refunding Revenue Bonds, Series 2002,
 5.5%, 4-1-14  ...........................     1,000      1,145,710
                                                       ------------
                                                         16,739,812
                                                       ------------

WASHINGTON - 3.63%
Washington Public Power Supply System,
 Nuclear Project No. 1, Refunding
 Revenue Bonds,
 Series 1989B,
 7.125%, 7-1-16  .........................     8,200     10,548,890
Energy Northwest, Project No. 1 Refunding
 Electric Revenue Bonds, Series 2002-A,
 5.75%, 7-1-16  ..........................     4,500      5,077,305
State of Washington, Various Purpose General
 Obligation Bonds, Series 1990A,
 12.0%, 2-1-12(B)  .......................     2,495      3,696,842
Public Utility District No. 1 of Douglas County,
 Washington, Wells Hydroelectric Revenue Bonds,
 Series of 1965,
 3.7%, 9-1-18  ...........................     3,370      3,338,625
Vancouver School District No. 37, Clark
 County, Washington, Unlimited Tax General
 Obligation Bonds, Series 2001B,
 5.75%, 12-1-15  .........................     2,000      2,282,260
Housing Authority of the City of Seattle,
 Low-Income Housing Assistance Revenue Bonds,
 1995 (GNMA Collateralized Mortgage
 Loan - Kin On Project),
 7.4%, 11-20-36  .........................     1,750      1,944,040
Port of Seattle, Revenue Bonds, Series
 2001B (AMT),
 5.625%, 4-1-16  .........................     1,000      1,067,780
                                                       ------------
                                                         27,955,742
                                                       ------------

WEST VIRGINIA - 0.48%
State of West Virginia, Infrastructure
 General Obligation Bonds, 1999 Series
 A (Non-AMT),
 0.0%, 11-1-13  ..........................     4,000      2,587,720
West Virginia Economic Development Authority,
 State of West Virginia, Lease Revenue Bonds
 (Correctional, Juvenile and Public Safety
 Facilities), 2002 Series A,
 5.5%, 6-1-18  ...........................     1,000      1,106,400
                                                       ------------
                                                          3,694,120
                                                       ------------

WISCONSIN - 0.61%
State of Wisconsin, Transportation Revenue
 Refunding Bonds, 2002 Series 1,
 5.75%, 7-1-15  ..........................     3,000      3,434,610
Wisconsin Housing and Economic Development
 Authority, Home Ownership Revenue Bonds,
 1997 Series H (AMT),
 5.75%, 9-1-28  ..........................     1,240      1,276,716
                                                       ------------
                                                          4,711,326
                                                       ------------

WYOMING - 0.34%
Wyoming Student Loan Corporation (A Nonprofit
 Corporation Organized Under the Laws of the
 State of Wyoming), Student Loan Revenue
 Refunding Bonds, Series 1999A (Non-AMT),
 6.2%, 6-1-24  ...........................     2,500      2,642,200
                                                       ------------

TOTAL MUNICIPAL BONDS - 99.11%                         $762,382,029
 (Cost: $724,306,454)

TOTAL SHORT-TERM SECURITIES - 1.61%                    $ 12,373,000
 (Cost: $12,373,000)

TOTAL INVESTMENT SECURITIES - 100.72%                  $774,755,029
 (Cost: $736,679,454)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.72%)      (5,547,787)

NET ASSETS - 100.00%                                   $769,207,242

Notes to Schedule of Investments

(A)Purchased on a when-issued basis with settlement subsequent to March 31, 2003.

(B)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.

(C)The interest rate is subject to change periodically and inversely based upon prevailing market rates with a leverage factor of three. The interest rate shown is the rate in effect at March 31, 2003.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     MUNICIPAL BOND FUND
     March 31, 2003
     (In Thousands, Except for Per Share and Share Amounts)

ASSETS
  Investment securities--at value (cost-$736,679)
     (Notes 1 and 3) .......................................  $774,755
  Receivables:
     Interest ..............................................    10,985
     Investment securities sold ............................     3,664
     Fund shares sold ......................................       308
  Prepaid insurance premium  ...............................        27
                                                              --------
       Total assets  .......................................   789,739
                                                              --------
LIABILITIES
  Payable for investment securities purchased  .............    17,524
  Payable to Fund shareholders  ............................     2,647
  Accrued service fee (Note 2)  ............................       153
  Accrued shareholder servicing (Note 2)  ..................        70
  Accrued management fee (Note 2)  .........................        11
  Accrued distribution fee (Note 2)  .......................         8
  Accrued accounting services fee (Note 2)  ................         8
  Other  ...................................................       111
                                                              --------
       Total liabilities  ..................................    20,532
                                                              --------
          Total net assets .................................  $769,207
                                                              ========
NET ASSETS
  $0.001 par value capital stock:
     Capital stock .........................................  $    109
     Additional paid-in capital ............................   756,151
  Accumulated undistributed income (loss):
     Accumulated undistributed net investment income .......       951
     Accumulated undistributed net realized loss on
       investment transactions  ............................   (26,080)
     Net unrealized appreciation in value of securities ....    38,076
                                                              --------
       Net assets applicable to outstanding units
          of capital .......................................  $769,207
                                                              ========
Net asset value per share (net assets divided
  by shares outstanding):
  Class A  .................................................     $7.03
  Class B  .................................................     $7.03
  Class C  .................................................     $7.03
  Class Y  .................................................     $7.03
Capital shares outstanding:
  Class A  ................................................107,514,742
  Class B  ................................................. 1,065,242
  Class C  .................................................   769,606
  Class Y  .................................................       410
Capital shares authorized .................................600,000,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     MUNICIPAL BOND FUND
     For the Six Months Ended March 31, 2003
     (In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B)  .....................   $17,524
                                                               -------
  Expenses (Note 2):
     Investment management fee .............................     2,000
     Service fee:
       Class A  ............................................       856
       Class B  ............................................         9
       Class C  ............................................         7
     Shareholder servicing:
       Class A  ............................................       337
       Class B  ............................................         6
       Class C  ............................................         5
       Class Y  ............................................         4
     Distribution fee:
       Class A  ............................................        32
       Class B  ............................................        27
       Class C  ............................................        20
     Accounting services fee ...............................        50
     Custodian fees ........................................        24
     Audit fees ............................................        14
     Legal fees ............................................        10
     Other .................................................       102
                                                               -------
       Total expenses  .....................................     3,503
                                                               -------
          Net investment income ............................    14,021
                                                               -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTES 1 AND 3)
  Realized net gain on investments  ........................     6,212
  Unrealized depreciation in value of
     investments during the period .........................   (17,929)
                                                               -------
     Net loss on investments ...............................   (11,717)
                                                               -------
       Net increase in net assets resulting
          from operations ..................................   $ 2,304
                                                               =======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     MUNICIPAL BOND FUND
     (In Thousands)
                                              For the        For the
                                             six months    fiscal year
                                               ended          ended
                                             March 31,    September 30,
                                                2003           2002
                                             ---------    -------------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income .............       $14,021          $ 31,162
   Realized net gain (loss) on
    investments  .....................         6,212            (8,460)
   Unrealized appreciation
    (depreciation)  ..................       (17,929)           34,015
                                            --------          --------
    Net increase in net assets
      resulting from operations ......         2,304            56,717
                                            --------          --------
 Distributions to shareholders from net
   investment income (Note 1D):(1)
    Class A  .........................       (13,628)          (30,309)
    Class B  .........................           (97)             (182)
    Class C  .........................           (74)             (107)
    Class Y  .........................          (201)             (318)
                                            --------          --------
                                             (14,000)          (30,916)
                                            --------          --------
 Capital share transactions
   (Note 5) ..........................       (32,470)           19,830
                                           ---------          --------
       Total increase (decrease)  ....       (44,166)           45,631
NET ASSETS
 Beginning of period  ................       813,373           767,742
                                           ---------          --------
 End of period  ......................      $769,207          $813,373
                                            ========          ========
   Undistributed net investment income .    $    951          $    930
                                            ========          ========

(1)See "Financial Highlights" on pages 42 - 45.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the       For the fiscal year ended
                 six months              September 30,
                      ended  ------------------------------------
                    3-31-03    2002   2001    2000   1999    1998
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $7.14   $6.91  $6.75   $6.90  $7.63   $7.47
                      -----   -----  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment income 0.13    0.28   0.32    0.35   0.36    0.37
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.11)   0.23   0.16   (0.08) (0.61)   0.25
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.02    0.51   0.48    0.27  (0.25)   0.62
                      -----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.13)  (0.28) (0.32)  (0.35) (0.37)  (0.37)
 From capital gains   (0.00)  (0.00) (0.00)* (0.07) (0.11)  (0.09)
                      -----   -----  -----   -----  -----   -----
Total distributions   (0.13)  (0.28) (0.32)  (0.42) (0.48)  (0.46)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $7.03   $7.14  $6.91   $6.75  $6.90   $7.63
                      =====   =====  =====   =====  =====   =====
Total return(1) ....   0.23%   7.64%  7.27%   4.24% -3.46%   8.67%
Net assets, end of
 period (in
 millions)  ........   $756    $785   $748    $739   $874    $997
Ratio of expenses to
 average net assets    0.89%(2)0.89%  0.88%   0.89%  0.79%   0.72%
Ratio of net investment
 income to average
 net assets  .......   3.63%(2)4.03%  4.67%   5.23%  4.98%   4.95%
Portfolio
 turnover rate  ....  23.14%  61.44% 30.74%  15.31% 30.93%  50.65%

  *Not shown due to rounding.
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                            For the
                             For the fiscal  period
                    For the    year ended      from
                 six months  September 30,  10-5-99(1)
                      ended --------------  through
                    3-31-03    2002   2001  9-30-00
                            --------------  -------
Net asset value,
 beginning of period  $7.14   $6.91  $6.74   $6.87
                      -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment income 0.10    0.22   0.27    0.28
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.11)   0.23   0.16   (0.05)
                      -----   -----  -----   -----
Total from investment
 operations  .......  (0.01)   0.45   0.43    0.23
                      -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.10)  (0.22) (0.26)  (0.29)
 From capital gains   (0.00)  (0.00) (0.00)* (0.07)
                      -----   -----  -----   -----
Total distributions   (0.10)  (0.22) (0.26)  (0.36)
                      -----   -----  -----   -----
Net asset value,
 end of period  ....  $7.03   $7.14  $6.91   $6.74
                      =====   =====  =====   =====
Total return .......  -0.20%   6.77%  6.47%   3.56%
Net assets, end of
 period (in millions)    $8      $7     $5      $1
Ratio of expenses to
 average net assets    1.75%(2)1.73%  1.72%   1.86%(2)
Ratio of net investment
 income to average
 net assets  .......   2.77%(2)3.18%  3.76%   4.17%(2)
Portfolio turnover
 rate  .............  23.14%  61.44% 30.74%  15.31%(3)
  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                            For the
                             For the fiscal  period
                    For the    year ended      from
                 six months  September 30,  10-7-99(1)
                      ended --------------  through
                    3-31-03    2002   2001  9-30-00
                            --------------  -------
Net asset value,
 beginning of period  $7.14   $6.91  $6.74   $6.87
                      -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment income 0.10    0.22   0.27    0.29
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.11)   0.23   0.16   (0.06)
                      -----   -----  -----   -----
Total from investment
 operations  .......  (0.01)   0.45   0.43    0.23
                      -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.10)  (0.22) (0.26)  (0.29)
 From capital gains   (0.00)  (0.00) (0.00)* (0.07)
                      -----   -----  -----   -----
Total distributions   (0.10)  (0.22) (0.26)  (0.36)
                      -----   -----  -----   -----
Net asset value,
 end of period  ....  $7.03   $7.14  $6.91   $6.74
                      =====   =====  =====   =====
Total return .......  -0.20%   6.73%  6.47%   3.56%
Net assets, end of
 period (in millions)    $5      $5     $2      $1
Ratio of expenses to
 average net assets    1.75%(2)1.75%  1.74%   1.84%(2)
Ratio of net investment
 income to average
 net assets  .......   2.77%(2)3.13%  3.74%   4.18%(2)
Portfolio turnover
 rate  .............  23.14%  61.44% 30.74%  15.31%(3)
  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                     For the
                                                      period
                    For the For the fiscal year         from
                 six months   ended September 30, 12-30-98(1)
                      ended ----------------------   through
                    3-31-03    2002   2001    2000   9-30-99
                    ------- -------------- -------   -------
Net asset value,
 beginning of period  $7.14   $6.91  $6.75   $6.90    $7.41
                      -----   -----  -----   -----     -----
Income (loss) from investment operations:
 Net investment income 0.13    0.31   0.28(2) 0.36(2)  0.28
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.11)   0.21   0.21(2)(0.08)(2)(0.51)
                      -----   -----  -----   -----     -----
Total from investment
 operations  .......   0.02    0.52   0.49    0.28    (0.23)
                      -----   -----  -----   -----     -----
Less distributions:
 From net investment
   income ..........  (0.13)  (0.29) (0.33)  (0.36)   (0.28)
 From capital gains   (0.00)  (0.00) (0.00)* (0.07)   (0.00)
                      -----   -----  -----   -----     -----
Total distributions.  (0.13)  (0.29) (0.33)  (0.43)   (0.28)
                      -----   -----  -----   -----     -----
Net asset value,
 end of period  ....  $7.03   $7.14  $6.91   $6.75    $6.90
                      =====   =====  =====   =====     =====
Total return .......   0.32%   7.82%  7.44%   4.32%   -3.21%
Net assets, end of
 period (000 omitted)    $3 $16,172$12,965      $2       $2
Ratio of expenses
 to average net
 assets  ...........   0.72%(3)0.71%  0.70%   0.71%    0.67%(3)
Ratio of net investment
 income to average net
 assets  ...........   3.68%(3)4.08%  4.82%   5.38%    5.08%(3)
Portfolio turnover
 rate  .............  23.14%  61.44% 30.74%  15.31%   30.93%(4)
  *Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the fiscal year ended September 30, 1999.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     March 31, 2003

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E. Change in Accounting Principle -- Effective October 1, 2001, the Fund adopted the new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, that requires mandatory amortization of all premiums and discounts on debt securities. The cumulative effect of this required change had no impact on the total net assets of the Fund, but resulted in a $479,626 increase to the cost of securities held and a corresponding increase to accumulated undistributed net investment income. The effect of this change during the period was to increase net investment income and decrease unrealized appreciation by $85,523. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At March 31, 2003, additional security costs amounted to $18,882, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $416,874. During the period ended March 31, 2003, W&R received $7,247 and $3,951 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $272,072 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $23,145, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than United States Government and short-term securities, aggregated $184,190,899, while proceeds from maturities and sales aggregated $173,337,331. Purchases of short-term securities aggregated $1,114,682,992, while proceeds from maturities and sales aggregated $1,160,240,989. No United States Government securities were purchased or sold during the period ended March 31, 2003.

For Federal income tax purposes, cost of investments owned at March 31, 2003 was $736,115,543, resulting in net unrealized appreciation of $38,639,486, of which $39,510,242 related to appreciated securities and $870,756 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2002 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income ......................... $30,688,581
Distributed ordinary income .................  30,916,132
Undistributed ordinary income* ..............     459,673

Realized long-term capital gains ............         ---
Distributed long-term capital gains .........         ---
Undistributed long-term capital gains .......         ---

Capital loss carryover ......................  15,125,417

Post-October losses deferred ................         ---

*This entire amount was distributed prior to December 31, 2002.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2009 .......................... $13,649,289
September 30, 2010 ..........................  15,125,417
                                              -----------
Total carryover ............................. $28,774,706
                                              ===========

NOTE 5 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                            For the       For the
                         six months        fiscal
                              ended    year ended
                            3-31-03       9-30-02
                        -----------   -----------
Shares issued from sale
 of shares:
 Class A  ............        7,213        20,916
 Class B  ............          180           381
 Class C  ............          205           566
 Class Y  ............        6,965        19,870
Shares issued from reinvestment
 of dividends:
 Class A  ............        1,584         3,575
 Class B  ............           12            22
 Class C  ............           10            14
 Class Y  ............           29            46
Shares redeemed:
 Class A  ............      (11,223)      (22,711)
 Class B  ............          (96)          (92)
 Class C  ............         (169)         (175)
 Class Y  ............       (9,258)      (19,527)
                            -------        ------
Increase (decrease) in
 outstanding capital
 shares ..............       (4,548)        2,885
                            =======        ======
Value issued from sale
 of shares:
 Class A  ............      $50,089      $143,459
 Class B  ............        1,258         2,608
 Class C  ............        1,434         3,873
 Class Y  ............       48,398       135,602
Value issued from reinvestment
 of dividends:
 Class A  ............       11,088        24,398
 Class B  ............           82           148
 Class C  ............           71            97
 Class Y  ............          201           318
Value redeemed:
 Class A  ............      (78,276)     (155,263)
 Class B  ............         (669)         (629)
 Class C  ............       (1,179)       (1,200)
 Class Y  ............      (64,967)     (133,581)
                            -------      --------
Increase (decrease) in
 outstanding capital       $(32,470)     $ 19,830
                           ========      ========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal Bond Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") as of March 31, 2003, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal Bond Fund, Inc. as of March 31, 2003, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2002, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2003

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III


OFFICERS
Henry J. Herrmann, President
Bryan J. Bailey, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Michael D. Strohm, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.


NUR1008SA(3-03)